Restricted Net Assets - Additional Information (Detail) (Subsidiaries, USD $)	Dec. 31, 2013
Subsidiaries
Restricted net assets	$ 43,872,218
Retained earnings unavailable for distribution as a normal dividend	$ 20,336,734